Financial Assets and Liabilities Measured at Fair Value by Level (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Assets:
Listed investments	[1]	$ 7.8	$ 4.4
Trade receivable from provisional copper concentrate sales, net		3.1	29.5
Assets, Fair Value Disclosure, Total		10.9	33.9
Energy Related Derivative
Liabilities:
Oil derivative contracts		1.5	10.3
Level 1
Assets:
Listed investments		7.8	4.4
Assets, Fair Value Disclosure, Total		7.8	4.4
Level 2
Assets:
Trade receivable from provisional copper concentrate sales, net		3.1	29.5
Assets, Fair Value Disclosure, Total		3.1	29.5
Level 2 | Energy Related Derivative
Liabilities:
Oil derivative contracts		$ 1.5	$ 10.3

[1]	Listed investments consist mainly of: December 31, 2015 December 31, 2014 Number of shares Market value, $ per share Number of shares Market value, $ per share Radius Gold Incorporated 3,625,124 0.05 3,625,124 0.07 Gran Columbia Gold Corporation 63,410 0.11 63,410 0.34 Sibanye Gold 856,330 1.59 856,330 1.92 Orsu Metals Corp. 26,134,919 0.01 26,134,919 0.02 Clancy Exploration Ltd. 17,764,783 0.01 17,764,783 0.01 Tocqueville Bullion Reserve Ltd. 1,339 1,043.64 1,339 1,178.73 Hummingbird Resources 21,258,503 0.19 - - Details of the listed investments are as follows: December 31, 2015 December 31, 2014 Fair value 7.8 4.4 Less: Cost 6.9 3.9 Net unrealized gain 0.9 0.5 The net gain comprises: Gross unrealized gains 1.1 0.7 Gross unrealized losses (0.2) (0.2) 0.9 0.5 The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months 2 3 Realized gain reclassified from equity on disposal of listed investments ($ million) - 1.8 Investments acquired during fiscal 2015 comprised Consolidated Woodjam Copper Corporation. The investment comprised of 12,285,463 shares, which were acquired for $0.4 million. No investments were disposed during fiscal 2015. As a result of the disposal of investments, a realized gain on disposal of listed investments before tax of $nil million (fiscal 2014: $1.8 million) was reclassified out of accumulated other comprehensive income to net income and is included in profit on disposal of investments and subsidiaries in the consolidated statement of operations.